Inventory	12 Months Ended
Dec. 31, 2023
Disclosure of inventories [Abstract]
Inventory

7.	INVENTORY

	December 31, 2023	December 31, 2022
In-process precious metals	$195.3	$159.4
Ore in stockpiles	2.8	10.0
Parts and supplies	65.2	57.2
Dore, and refined precious metals	7.9	7.6
	271.2	234.2
The amount of inventories recognized in mining and processing costs for the year ended December 31, 2023, was $448.4 million (December 31, 2022 - $400.5 million). The amount of inventories recognized in amortization costs for the year ended December 31, 2023, was $190.2 million (December 31, 2022 - $171.5 million). Included in in-process precious metals are inventories totaling $58.0 million that are expected to be realized after more than one year.
The Company assesses the net realizable value of inventory at each reporting period. In the second and third quarters of 2022, given a decrease in the gold price at the period ends and higher costs at the Mulatos operation, the Company recorded a $33.9 million cumulative reduction in the carrying value of the in-process precious metals inventory at Mulatos. This was comprised of $27.6 million related to mining and processing costs and $6.3 million related to amortization.